FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2010
Fair Value Disclosures [Text Block]
NOTE 4 - FAIR VALUE OF FINANCIAL INSTRUMENTS

FASB ASC 825, Financial Instruments (FASB ASC 825), requires disclosure about the fair value of all financial assets and liabilities for which it is practical to estimate.  Cash, accounts receivable, accounts payable, notes and legal settlements payable and other liabilities are carried at amounts that reasonably approximate their fair values.